Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Short-term Debt [Line Items]
Total	¥ 24,636,926	¥ 11,141,867
Less unamortized discount	0	0
Other short-term borrowings—net	¥ 24,636,926	¥ 11,141,867
Weighted average interest rate on outstanding balance at end of fiscal year	1.58%	3.02%
Domestic offices:
Short-term Debt [Line Items]
Total	¥ 17,695,049	¥ 4,756,732
Domestic offices: | Commercial paper
Short-term Debt [Line Items]
Total	1,527,544	1,319,959
Domestic offices: | Borrowings from the Bank of Japan
Short-term Debt [Line Items]
Total	14,995,160	2,171,660
Domestic offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	175,267	96,645
Domestic offices: | Other
Short-term Debt [Line Items]
Total	997,078	1,168,468
Foreign offices:
Short-term Debt [Line Items]
Total	6,941,877	6,385,135
Other short-term borrowings—net	6,941,877	6,385,135
Foreign offices: | Commercial paper
Short-term Debt [Line Items]
Total	6,707,574	6,160,424
Foreign offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	219,134	210,885
Foreign offices: | Short-term debentures
Short-term Debt [Line Items]
Total	0	101
Foreign offices: | Other
Short-term Debt [Line Items]
Total	¥ 15,169	¥ 13,725